Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Other Operating Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Operating Income Abstract
Exchange rate gains	€ 139
Income from compensation	120	1,016	2,584
Income from reversal of provisions	101	913	1,517
Income from reduction of credit loss	39	408	29
Cost refunds			174
Other	268	47	233
Total	€ 667	€ 2,383	€ 4,538